Loss for the Year (Tables)	12 Months Ended
Dec. 31, 2024
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expenses	------------------------------------------------------------------------------------------------------------------------------------

	Years ended December 31,
	2022	2023	2024
Loss for the year has been arrived at after charging:
Staff costs:
Salaries and other allowances	$14,966	$10,356	$8,411
Retirement benefits scheme contributions	662	499	219
Share-based payment expenses	3,582	12,685	10,926
Total staff costs	19,210	23,540	19,556
Depreciation of plant and equipment	162	87	52
Depreciation of right-of-use assets	593	587	289
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	—	—	13,000
Other expense (note)	6,608	46,003	140

Note: Other expense represented the expenses incurred and the expense-off of the previous deferred issue costs for a public offering application pursuing in other capital market which was suspended in 2022. For the year ended December 31, 2022, the other expense also includes the expenses incurred for an ongoing public offering application through acquisition of a listed Special Purpose Acquisition Company (“De-SPAC”) in the Nasdaq capital market. For the year ended December 31, 2023, the other expense also includes expenses incurred in connection with the Business Combination. Refer to Note 5 – Business Combination for further information.